Going concern	3 Months Ended
Jun. 30, 2011
Going concern [Text Block]
2.	Going concern

The consolidated financial statements have been prepared on the basis that the Group will continue to operate throughout the next twelve months as a going concern. The Group’s consolidated current liabilities exceeded its consolidated current assets by approximately US$29.1 million as of June 30, 2011. Based on future projections of the Company’s profits and cash inflows from operations, including commercial property leasing and providing agent service to properties sales, and the anticipated ability of the Group to obtain continued financing or related parties’ loan to finance its continuing operations, the Group’s management has prepared the consolidated financial statements on a going concern basis.